Supplemental Disaggregated Financial Information - Summary of Supplemental Disaggregated Financial Information on Geographic Basis (Detail) $ in Thousands, S/ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2016 PEN (S/)	Mar. 31, 2016 CLP ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
Disclosure Of Geographical Areas [Line Items]
Revenues and Other Operating Income from continuing operations			$ 1,521,054,183	$ 1,634,937,088	$ 1,659,727,329
Revenues			1,481,554,138	1,599,032,140	1,639,959,815
Energy sales			1,369,333,310	1,457,671,722	1,516,688,442
Other sales			103,745,285	94,452,287	64,638,599
Other services rendered			8,475,543	46,908,131	58,632,774
Other operating income			39,500,045	35,904,948	19,767,514
Total raw materials and consumables			(809,974,152)	(903,978,006)	(895,060,114)
Energy purchases			(326,365,798)	(346,954,692)	(335,731,822)
Fuel consumption			(230,993,754)	(280,739,362)	(295,148,838)
Transportation expenses			(141,551,194)	(152,869,838)	(192,502,995)
Other miscellaneous supplies and services			(111,063,406)	(123,414,114)	(71,676,459)
Contribution Margin from continuing operations			711,080,031	730,959,082	764,667,215
Other work performed by the entity and capitalized			7,449,013	7,226,484	9,758,304
Employee benefit expense			(53,800,538)	(54,222,470)	(60,350,072)
Other expenses			(82,478,947)	(102,821,020)	(119,303,215)
GROSS OPERATING INCOME			582,249,559	581,142,076	594,772,232
Depreciation and amortization expense			(117,765,263)	(117,337,553)	(132,600,381)
Impairment losses (reversals of impairment losses) recognized in profit or loss			(100,900)	55,494	(30,785,531)
Operating Income from continuing operations			464,383,396	463,860,017	431,386,320
FINANCIAL RESULT			(47,947,351)	(36,610,248)	(35,678,632)
Total financial income			5,778,242	5,273,672	6,150,751
Income from deposits and other financial instruments			5,527,543	3,077,708	2,150,797
Other financial income			250,699	2,195,964	3,999,954
Financial costs			(48,189,495)	(50,851,829)	(55,701,778)
Bank borrowings			(22,576)	(261)	(2,033,835)
Secured and unsecured obligations			(43,965,839)	(42,708,253)	(44,268,489)
Other			(4,201,080)	(8,143,315)	(9,399,454)
Gains (losses) from indexed assets and liabilities			(2,480,291)	145,608	606,075
Foreign currency exchange differences			(3,055,807)	8,822,301	13,266,320
Positive			18,458,283	19,563,838	48,546,664
Negative			(21,514,090)	(10,741,537)	(35,280,344)
Share of profit (loss) of associates and joint ventures accounted for using the equity method			3,281,453	(2,696,904)	7,878,201
Total other gains, net			3,434,503	113,088,869	121,490,974
Gain (loss) from other investments			409,954	105,462,769	121,457,430
Gain (loss) from the sale of property, plant and equipment			3,024,549	7,626,100	33,544
INCOME BEFORE TAX			423,152,001	537,641,734	525,076,863
Income tax expense, continuing operations			(104,946,765)	(112,099,519)	(83,216,935)
NET INCOME FROM CONTINUING OPERATIONS			318,205,236	425,542,215	441,859,928
Profit after tax for the year from discontinued operations					79,572,445
NET PROFIT FOR THE YEAR			318,205,236	425,542,215	521,432,373
Shareholders of the parent company			309,029,455	418,453,814	472,558,428
Non-controlling interests			9,175,781	7,088,401	48,873,945
Net cash flows from (used in) operating activities			465,273,275	488,167,382	559,188,589
Net cash flows from (used in) investing activities			(228,125,034)	(91,867,647)	(60,579,520)
Net cash flows from (used in) financing activities			(291,939,624)	(301,835,211)	(519,653,228)
Chile | Reportable Geographical Components [Member]
Disclosure Of Geographical Areas [Line Items]
Revenues and Other Operating Income from continuing operations			1,521,054,183	1,634,937,088	1,659,727,329
Revenues			1,481,554,138	1,599,032,140	1,639,959,815
Energy sales			1,369,333,310	1,457,671,722	1,516,688,442
Other sales			103,745,285	94,452,287	64,638,599
Other services rendered			8,475,543	46,908,131	58,632,774
Other operating income			39,500,045	35,904,948	19,767,514
Total raw materials and consumables			(809,974,152)	(903,978,006)	(895,060,114)
Energy purchases			(326,365,798)	(346,954,692)	(335,731,822)
Fuel consumption			(230,993,754)	(280,739,362)	(295,148,838)
Transportation expenses			(141,551,194)	(152,869,838)	(192,502,995)
Other miscellaneous supplies and services			(111,063,406)	(123,414,114)	(71,676,459)
Contribution Margin from continuing operations			711,080,031	730,959,082	764,667,215
Other work performed by the entity and capitalized			7,449,013	7,226,484	9,758,304
Employee benefit expense			(53,800,538)	(54,222,470)	(60,350,072)
Other expenses			(82,478,947)	(102,821,020)	(119,303,215)
GROSS OPERATING INCOME			582,249,559	581,142,076	594,772,232
Depreciation and amortization expense			(117,765,263)	(117,337,553)	(132,600,381)
Impairment losses (reversals of impairment losses) recognized in profit or loss			(100,900)	55,494	(30,785,531)
Operating Income from continuing operations			464,383,396	463,860,017	431,386,320
FINANCIAL RESULT			(47,947,351)	(36,610,248)	(35,678,632)
Total financial income			5,778,242	5,273,672	6,150,751
Income from deposits and other financial instruments			5,527,543	3,077,708	2,150,797
Other financial income			250,699	2,195,964	3,999,954
Financial costs			(48,189,495)	(50,851,829)	(55,701,778)
Bank borrowings			(22,576)	(261)	(2,033,835)
Secured and unsecured obligations			(43,965,839)	(42,708,253)	(44,268,489)
Other			(4,201,080)	(8,143,315)	(9,399,454)
Gains (losses) from indexed assets and liabilities			(2,480,291)	145,608	606,075
Foreign currency exchange differences			(3,055,807)	8,822,301	13,266,320
Positive			18,458,283	19,563,838	48,546,664
Negative			(21,514,090)	(10,741,537)	(35,280,344)
Share of profit (loss) of associates and joint ventures accounted for using the equity method			3,281,453	(2,696,904)	7,878,201
Total other gains, net			3,434,503	113,088,869	121,490,974
Gain (loss) from other investments			409,954	105,462,769	121,457,430
Gain (loss) from the sale of property, plant and equipment			3,024,549	7,626,100	33,544
INCOME BEFORE TAX			423,152,001	537,641,734	525,076,863
Income tax expense, continuing operations			(104,946,765)	(112,099,519)	(83,216,935)
NET INCOME FROM CONTINUING OPERATIONS			318,205,236	425,542,215	441,859,928
Profit after tax for the year from discontinued operations					5,889,236
NET PROFIT FOR THE YEAR			318,205,236	425,542,215	447,749,164
Net cash flows from (used in) operating activities			465,273,275	488,167,382	490,177,558
Net cash flows from (used in) investing activities			(228,125,034)	(91,867,647)	(34,631,759)
Net cash flows from (used in) financing activities			$ (291,939,624)	$ (301,835,211)	(388,561,440)
Argentina [Member] | Reportable Geographical Components [Member]
Disclosure Of Geographical Areas [Line Items]
Profit after tax for the year from discontinued operations					15,063,586
NET PROFIT FOR THE YEAR					15,063,586
Net cash flows from (used in) operating activities					13,638,776
Net cash flows from (used in) investing activities					(5,901,336)
Net cash flows from (used in) financing activities					(17,813,237)
Colombia [Member] | Reportable Geographical Components [Member]
Disclosure Of Geographical Areas [Line Items]
Profit after tax for the year from discontinued operations					32,152,791
NET PROFIT FOR THE YEAR					32,152,791
Net cash flows from (used in) operating activities					47,055,127
Net cash flows from (used in) investing activities					(16,448,412)
Net cash flows from (used in) financing activities					(90,476,446)
Peru [Member]
Disclosure Of Geographical Areas [Line Items]
Income tax expense, continuing operations	S/ (577)	$ (116,053,255)
Peru [Member] | Reportable Geographical Components [Member]
Disclosure Of Geographical Areas [Line Items]
Profit after tax for the year from discontinued operations					26,466,832
NET PROFIT FOR THE YEAR					26,466,832
Net cash flows from (used in) operating activities					8,317,128
Net cash flows from (used in) investing activities					(3,598,013)
Net cash flows from (used in) financing activities					$ (22,802,105)